Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of provision for income taxes
Current tax expense	$ 1,133	$ 875	$ 290
Deferred tax expense/(benefit)	234	(32)	(12)
Provision for income taxes	1,367	843	278
Reconciling items from income tax computed at the statutory federal rate
Federal income tax at statutory rate (as a percent)	34.00%	34.00%	34.00%
State income taxes, net of federal benefits (as a percent)	2.50%	2.60%	2.80%
Permanent adjustments (as a percent)	(1.80%)	0.30%	(2.30%)
Net research and development and other tax credits (as a percent)	0.00%	0.20%	1.60%
Valuation allowance (as a percent)	(33.10%)	(36.00%)	(35.80%)
Foreign (as a percent)	(0.30%)	0.10%	(1.10%)
Other (as a percent)	(1.80%)	(1.80%)	0.50%
Effective income tax rate (as a percent)	(0.50%)	(0.60%)	(0.30%)
Significant components of the Company's deferred tax assets and liabilities
Net operating losses	179,245	101,872
Accruals, reversals and stock compensation	21,422	17,304
Deferred revenue	11,872	10,688
Credit carryforwards	4,051	3,899
Depreciation and amortization	4,169	2,714
Deferred tax assets before valuation allowance	220,759	136,477
Valuation allowance	(220,759)	(136,243)
Net deferred tax assets		$ 234